Allowance for Loan Losses - Recorded Investment in Commercial Loan Classes by Internally Assigned Risk Ratings (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Total recorded investment in commercial loan	$ 2,821,524	$ 2,593,880	$ 2,411,672
Total percentage of recorded investment in commercial loan	100.00%	100.00%	100.00%
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total recorded investment in commercial loan	2,690,620	2,430,926	2,102,721
Total percentage of recorded investment in commercial loan	95.40%	93.70%	87.20%
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total recorded investment in commercial loan	82,184	106,779	168,920
Total percentage of recorded investment in commercial loan	2.90%	4.10%	7.00%
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total recorded investment in commercial loan	48,720	56,175	140,031
Total percentage of recorded investment in commercial loan	1.70%	2.20%	5.80%
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total recorded investment in commercial loan	1,691,649	1,607,756	1,452,133
Total percentage of recorded investment in commercial loan	100.00%	100.00%	100.00%
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total recorded investment in commercial loan	1,624,718	1,519,720	1,265,810
Total percentage of recorded investment in commercial loan	96.00%	94.50%	87.20%
Commercial Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total recorded investment in commercial loan	41,628	57,073	96,156
Total percentage of recorded investment in commercial loan	2.50%	3.60%	6.60%
Commercial Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total recorded investment in commercial loan	25,303	30,963	90,167
Total percentage of recorded investment in commercial loan	1.50%	1.90%	6.20%
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total recorded investment in commercial loan	946,366	842,449	791,396
Total percentage of recorded investment in commercial loan	100.00%	100.00%	100.00%
Commercial and Industrial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total recorded investment in commercial loan	903,273	792,029	718,070
Total percentage of recorded investment in commercial loan	95.50%	94.00%	90.70%
Commercial and Industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total recorded investment in commercial loan	27,809	34,085	42,016
Total percentage of recorded investment in commercial loan	2.90%	4.10%	5.30%
Commercial and Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total recorded investment in commercial loan	15,284	16,335	31,310
Total percentage of recorded investment in commercial loan	1.60%	1.90%	4.00%
Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total recorded investment in commercial loan	183,509	143,675	168,143
Total percentage of recorded investment in commercial loan	100.00%	100.00%	100.00%
Commercial Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total recorded investment in commercial loan	162,629	119,177	118,841
Total percentage of recorded investment in commercial loan	88.60%	82.90%	70.70%
Commercial Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total recorded investment in commercial loan	12,747	15,621	30,748
Total percentage of recorded investment in commercial loan	6.90%	10.90%	18.30%
Commercial Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total recorded investment in commercial loan	$ 8,133	$ 8,877	$ 18,554
Total percentage of recorded investment in commercial loan	4.50%	6.20%	11.00%